UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 2001
                                                --------------------------------

Check here if Amendment [X]; Amendment Number: 1
  This Amendment (Check only one.):  [ ] is a restatement.
                                     [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     ABP Investments US, Inc.
          ----------------------------------------------------
Address:  450 Lexington Avenue, Suite 1670
          ----------------------------------------------------
          New York, NY 10017-3904
          ----------------------------------------------------

Form 13F File Number:  028-04817
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Leo Palmen
         ----------------------------------------------------
Title:   Chief Legal and Tax Counsel
         ----------------------------------------------------
Phone:   917-368-3519
         ----------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Leo Palmen                New York, NY             May 25, 2001


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           -0-
Form 13F Information Table Entry Total:      81
Form 13F Information Table Value Total:    3908165275
                                           (in thousands)

List of Other Included Managers:            NONE

                                                    PORTFOLIO MANAGER
                                                        05/18/2001

                                                               Shares         Fair                 Investment
----------------------------------------------------------------------------------------------------------------------------------
                                                            of Principle  Market Value             Discretion   Other     Voting
----------------------------------------------------------------------------------------------------------------------------------
       Company               Title of Class    isin/Cusip   Value Item 5  Value Item 4   Sh/PRN    Sole        Managers  Authority
       -------               --------------    ----------
----------------------------------------------------------------------------------------------------------------------------------
AIMCO                        CL A               03748R101    5,478,000    $243,497,100    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp            COM                00163T109    2,044,112     $50,285,155    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
AMLI Residential             SH BEN INT         001735109      277,000      $6,177,100    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Arden Realty                 COM                039793104    3,708,200     $87,513,520    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Archstone                    SH BEN INT         039581103    2,460,054     $60,517,328    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
AvalonBay                    COM                053484101    3,662,200    $167,765,382    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
BRE Properties               CL A               05564E106      860,480     $24,945,315    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Boston Properties            COM                101121101    2,503,699     $96,267,227    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
CBL & Associates             COM                124830100    1,078,400     $28,685,440    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate         COM                225756105    2,676,530     $60,757,231    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty             COM                554489104      604,100     $16,310,700    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Centerpoint Properties       SH BEN INT         151895109    1,182,610     $55,168,757    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Chelsea G.C.A. Realty        COM                163421100      400,600     $16,905,320    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Chateau Communities          COM                161726104        2,030         $61,408    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust        SH BEN INT         133131102      430,400     $14,310,800    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Carr America Realty          COM                144418100    1,317,656     $37,592,726    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Capital Trust                COM                14052H100       21,300         $93,720    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Cabot Industrial Trust       COM                127072106      831,100     $16,123,340    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Cousins Properties           COM                222795106      828,650     $20,724,537    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Developers Diversified       COM                251591103    2,741,726     $40,303,372    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Duke-Realty                  COM NEW            264411505    7,705,299    $178,377,672    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Equity Office Props.         COM                294741103   13,134,900    $367,777,200    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Equity Residential           SH BEN INT         29476L107    6,526,000    $339,547,780    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Essex Property Trust         COM                297178105      376,755     $18,103,078    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
FelCor Lodging Trust         COM                31430F101        4,232         $97,124    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Franchise Finance Corp       COM                351807102      366,224      $9,126,302    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Frontline Capital Group      COM                35921N101    1,025,000     $10,442,188    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
First Industrial             COM                32054K103        3,129         $99,002    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Gables Residential           SH BEN INT         362418105        6,800        $197,268    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
General Growth               COM                370021107    5,014,400    $175,253,280    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Great Lakes REIT             COM                390752103      232,700      $3,939,611    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties         COM                431284108        7,496        $184,776    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Home Properties of NY        COM                437306103      227,045      $6,470,783    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Host Marriott                COM                44107P104    1,607,963     $18,781,008    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts    PAIRED CTF         85590A203      851,555     $28,961,386    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Hospitality Properties Trust COM SH BEN INT     44106M102        4,386        $115,790    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust        COM SH BEN INT     40426W101       11,111         $91,999    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
American Industrial          COM NEW            026791202      348,940      $4,421,070    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
IRT Property Co              COM                450058102      294,500      $2,709,400    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp.           COM                49446R109    4,088,522    $175,806,446    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty                COM                49427F108      489,800     $13,131,538    SH        yes                     yes


                               PORTFOLIO MANAGER
                                   05/18/2001
                                                               Shares         Fair                 Investment
-----------------------------------------------------------------------------------------------------------------------------------
                                                            of Principle  Market Value             Discretion   Other     Voting
----------------------------------------------------------------------------------------------------------------------------------
       Company               Title of Class    isin/Cusip   Value Item 5  Value Item 4   Sh/PRN    Sole        Managers  Authority
       -------               --------------    ----------
----------------------------------------------------------------------------------------------------------------------------------
Keystone Property Trust      COM                493596100      213,580      $2,744,503    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust       SH BEN INT         531172104    2,960,000     $83,590,400    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Macerich                     COM                554382101    3,000,000     $65,850,000    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Manufactured Homes           COM                564682102      343,144      $9,264,888    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality         COM                58984Y103      760,958     $15,219,160    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Mills Corp.                  COM                601148109      108,100      $2,258,209    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Mission West Properties      COM                605203108    1,036,900     $13,168,630    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
New Plan Excel Realty        COM                648053106        9,849        $157,584    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Pacific Gulf Properties      COM                694396102      314,300      $1,775,795    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Prime Group Realty Trust     SH BEN INT         74158J103      154,839      $2,161,552    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Phillips International       COM                718333107      288,400      $1,182,440    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Parkway Properties           COM                70159Q104      243,100      $6,976,970    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Prologis                     SH BEN INT         743410102    8,202,536    $164,706,923    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail           COM                69806L104      304,300      $6,740,245    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties Trust    SH BEN INT         740706106        4,024         $99,192    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Post Properties              COM                737464107    2,204,600     $77,161,000    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Public Storage               COM                74460D109    6,245,685    $163,949,231    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
PS Business Parks            COM                69360J107      325,718      $8,843,244    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Reckson Associates A         COM                75621K106    4,417,435     $98,508,801    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Reckson Associates/B         CL B               75621K304      296,540      $6,983,517    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Regency Realty               COM                758849103      290,600      $7,265,000    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Ramco-Gershenson             COM SH BEN INT     751452202      240,000      $3,516,000    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Rouse Co.                    COM                779273101    3,100,600     $80,181,516    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Security Capital A           CL A               81413P105       45,600     $46,657,920    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
ISTAR Financial, Inc.        COM                45031U101      544,400     $12,559,308    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage             COM                82567D104      210,740      $5,563,536    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
SL Green Realty              COM                78440X101      627,650     $17,228,993    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Summit Properties            COM                866239106      157,787      $3,865,782    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group         COM                828806109    8,539,383    $218,608,205    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Spieker Properties           COM                848497103    3,284,279    $180,142,703    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Charles E. Smith Res.        COM                832197107      342,247     $15,568,816    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Sun Communities              COM                866674104      542,947     $17,917,251    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Storage USA                  COM                861907103       66,300      $2,160,054    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Taubman Centers              COM                876664103      918,000     $11,061,900    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Cornerstone Realty Income    COM                21922V102      270,600      $2,862,948    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
United Dominion              COM                910197102       13,255        $168,339    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust         SH BEN INT         929042109    4,247,200    $152,177,176    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Washington Real Estate       SH BEN INT         939653101        2,696         $62,925    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Weingarten Realty            SH BEN INT         948741103        2,505        $105,962    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------
Wellsford                    COM NEW            950240200       92,262      $1,508,484    SH        yes                     yes
----------------------------------------------------------------------------------------------------------------------------------